Stockpiles and ore on leach pads, net (Tables) - Minera Yanacocha SRL and subsidiary [Member]	12 Months Ended
Dec. 31, 2017
Disclosure of stockpiles and ore on leach pads [Line Items]
Disclosure of detailed information about stockpiles and ore on leach pads [Text Block]
(a)	This caption is made up as follows:

	2017	2016
	US$(000)	US$(000)

Current portion -
Stockpiles	77,296	92,309
Ore on leach pads	159,930	209,471
Provision for net realizable value adjustment (b)	(40,588)	(75,423)
	196,638	226,357
Non-current portion -
Stockpiles	32,362	41,997
Ore on leach pads	50,350	78,843
Provision for net realizable value adjustment (b)	(21,952)	(8,951)
	60,760	111,889

Disclosure of detailed information about provision for net realizable value adjustment [Text Block]
(b)	The provision for net realizable value adjustment had the following movement during the years 2017, 2016 and 2015:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Opening balance, note 16	84,374	90,298	163,094
Provision	77,385	100,179	64,497
Reversal of provision	(99,219)	(106,103)	(137,293)
Ending balance, note 16	62,540	84,374	90,298